Leases - Additional Information (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Leases [Abstract]
Cash payments on operating leases	$ 2,400	$ 5,900
Right-of-use assets obtained in exchange for operating lease liabilities		$ 43,300
Remaining lease term	7 years 7 months 6 days	7 years 7 months 6 days
Weighted average discount rate	9.80%	9.80%
Operating lease, impairment loss	$ 2,400	$ 2,372	$ 0